Asset Transactions and Impairments - Forest Hills (Details) $ in Millions		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023 CAD ($)	Feb. 01, 2023 CAD ($)	Dec. 31, 2022	Sep. 30, 2022 CAD ($) $ / bbl $ / bbl $ / $	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022
Fort Hills
Purchase cost allocation
Term of long-range plan				3 years
Impairment charge, before tax				$ 2,600
Impairment charge, net of tax				$ 800
Impairment testing assumption, average cash operating costs per bbl | $ / bbl				25.00
Impairment testing assumption, foreign exchange rate | $ / $				0.76
Impairment testing assumption, risk-adjusted discount rate, after tax				8.25%
Recoverable amount of CGU net of tax				$ 2,800
Fort Hills | Minimum
Purchase cost allocation
Impairment testing assumption, share of barrels per day of crude oil produced				87,000
Fort Hills | Maximum
Purchase cost allocation
Impairment testing assumption, share of barrels per day of crude oil produced				106,000
Forecast for 2023 | Fort Hills | WCS
Purchase cost allocation
Impairment testing assumption, price per barrel | $ / bbl				69.00
Forecast for 2024 | Fort Hills | WCS
Purchase cost allocation
Impairment testing assumption, price per barrel | $ / bbl				62.00
Forecast for 2025 to 2031 | Fort Hills | WCS | Average
Purchase cost allocation
Impairment testing assumption, price per barrel | $ / bbl				50.00
Forecast for 2032 to 2060 | Fort Hills | WCS
Purchase cost allocation
Impairment testing assumption, price per barrel escalation percentage				2.00%
Sensitivity analysis, decrease in price | Fort Hills
Purchase cost allocation
Impairment charge, net of tax				$ 1,000
Reasonably possible decrease in unobservable input (as a percent)				5.00%
Sensitivity analysis increase In discount rate | Fort Hills
Purchase cost allocation
Impairment charge, net of tax				$ 200
Reasonably possible increase in unobservable input (as a percent)				1.00%
Fort Hills Project
Asset Transactions and Impairments
Ownership interest (as percent)	68.76%					100.00%	54.11%
Acquisition of Teck's interest in Fort Hills
Asset Transactions and Impairments
Percentage of interest acquired	14.65%
Purchase cost allocation
Accounts receivable	$ 35
Inventory	37
Property, plant and equipment	1,149
Other assets	6
Total assets acquired	1,227
Accounts payable and other liabilities	(102)
Lease liabilities	(284)
Decommissioning provision	(83)
Deferred income taxes	(46)
Total liabilities assumed	(515)
Net assets acquired	712
Cash and cash equivalents	$ 3
Gross revenues contributed by acquired entity					$ 501
Net earnings (loss) contributed by acquired entity					$ 22
Gross revenues contributed if acquisition had occurred on January 1						$ 52,200
Consolidated net earnings contributed if acquisition had occurred on January 1						$ 8,300
Percentage of ownership interests to be purchased under agreement			21.30%
Acquisition of Teck's interest in Fort Hills | Pro Forma
Purchase cost allocation
Gross revenues contributed by acquired entity		$ 20
Net earnings (loss) contributed by acquired entity		$ (21)